Property and Equipment	12 Months Ended
Oct. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

As of October 31, 2024 and 2023, property and equipment consisted of:

	October 31, 2024	October 31, 2023
Electronic equipment	$27,027	$23,994
Office facilities	20,834	14,182
Machinery equipment	142,512	138,011
Vehicles	258,169	183,436
Less: Accumulated depreciation	(172,194)	(92,636)
Less: Impairment loss	(34,163)	—
Totals	$242,185	$266,987

Depreciation recognized to the consolidated statements of income and comprehensive income for the years ended October 31, 2024, 2023 and 2022 were $76,246, $45,071 and $19,307, respectively. For the year ended October 31, 2024, the impairment loss of property and equipment was recorded as $33,841. No impairment has been recorded by the Company for the year ended October 31, 2023 and 2022.